Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities
Accrued Liabilities

	December 31, 2019 $	December 31, 2018 $
Interest including interest rate swaps	23,787	23,083
Voyage and vessel expenses	36,880	34,889
Payroll and benefits	6,215	5,950
Other general expenses	775	2,542
Income and other tax payable	2,670	1,864
Distributions payable on preferred units	6,425	6,425
Total	76,752	74,753